OTHER ASSETS	12 Months Ended
Jun. 26, 2021
Other Income and Expenses [Abstract]
Note 13. OTHER ASSETS

13. OTHER ASSETS

As of June 26, 2021 and June 27, 2020, other assets consist of the following:

	2021	2020

Long-Term Security Deposits for Leases	$4,590,885	$8,177,871
Loans and Other Long-Term Deposits	7,655,933	7,568,738
Other Assets	5,593	147,164

Total Other Assets	$12,252,411	$15,893,773

During the year ended June 26, 2021, management did not identify indicators of realizability for certain loans and assets. Accordingly, the Company recorded impairment of nil for other assets. During the year ended June 27, 2020, management noted indicators of realizability for certain loans and assets. Accordingly, the Company recorded an impairment of $5,944,143 which is included as a component of impairment expense in the Consolidated Statements of Operations.